Share-based compensation - Summary of RSUs (Details) - Restricted Stock Units	6 Months Ended
Jun. 30, 2025 USD ($) shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments, Beginning balance	820,170
Number of warrants, granted	1,330,234
Number of instruments, Forfeited	(37,274)
Number of instruments, Vested	(382,555)
Number of instruments, Ending balance	1,730,575
Grant date fair value, Beginning balance	26
Grant date fair value, Granted | $	$ 11,100
Grant date fair value, Forfeited | $	$ 21,890
Grant date fair value , Vested | $ / shares	$ 29.3
Grant date fair value, Ending balance	13.88